Non-Controlling Interests (Details) - USD ($) $ in Millions			12 Months Ended
	Sep. 01, 2016	Jul. 01, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Total consideration			$ 96.2	$ 75.0	$ 0.0
Partners' capital			$ 270.4	$ 236.4
VTTI MLP B.V [Member]
Noncontrolling Interest [Line Items]
Additional indirect interest (as a percent)	8.40%	6.60%
Total consideration	$ 96.2	$ 75.0
Indirect interest (as a percent)		42.60%	51.00%
De-recognition of non-controlling interest	55.0	$ 48.7
Partners' capital	$ 41.0	$ 26.3